Schedule of Provision For Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Current income tax expense					$ 3,435,638	$ 3,804,942
Deferred income tax recovery					(128,395)	(8,764,120)
Income tax provision	$ 1,038,063	$ 442,068	$ 2,367,067	$ 2,203,377	$ 3,307,243	$ (4,959,178)